Schedule of Investments Mid Cap Growth Portfolio^ (Unaudited)
March 31, 2025

Number of Shares		Value
Common Stocks 96.7%
Aerospace & Defense 4.4%
19,800	Axon Enterprise, Inc.	$10,413,810 *
43,300	HEICO Corp.	11,569,327
		21,983,137
Banks 1.6%
795,396	NU Holdings Ltd. Class A	8,144,855 *
Biotechnology 2.1%
20,994	Alnylam Pharmaceuticals, Inc.	5,668,800 *
34,711	Natera, Inc.	4,908,482 *
		10,577,282
Capital Markets 5.5%
48,981	Ares Management Corp. Class A	7,181,105
59,021	Robinhood Markets, Inc. Class A	2,456,454 *
55,544	TPG, Inc.	2,634,452
101,496	Tradeweb Markets, Inc. Class A	15,068,096
		27,340,107
Commercial Services & Supplies 3.3%
28,540	Cintas Corp.	5,865,826
65,700	Veralto Corp.	6,402,465
20,100	Waste Connections, Inc.	3,923,319
		16,191,610
Construction & Engineering 1.8%
12,800	Comfort Systems USA, Inc.	4,125,824
18,000	Quanta Services, Inc.	4,575,240
		8,701,064
Consumer Staples Distribution & Retail 2.2%
58,428	BJ's Wholesale Club Holdings, Inc.	6,666,635 *
65,400	U.S. Foods Holding Corp.	4,281,084 *
		10,947,719
Containers & Packaging 1.2%
29,700	Packaging Corp. of America	5,881,194
Diversified Consumer Services 1.9%
15,342	Duolingo, Inc.	4,764,305 *
56,700	Service Corp. International	4,547,340
		9,311,645
Electrical Equipment 0.9%
14,200	Hubbell, Inc.	4,698,922
Electronic Equipment, Instruments & Components 1.9%
19,573	CDW Corp.	3,136,769
Number of Shares		Value
Electronic Equipment, Instruments & Components – cont'd
52,100	Coherent Corp.	$3,383,374 *
61,334	Corning, Inc.	2,807,870
		9,328,013
Entertainment 2.8%
198,785	ROBLOX Corp. Class A	11,587,178 *
4,585	Spotify Technology SA	2,521,887 *
		14,109,065
Financial Services 0.9%
80,890	Equitable Holdings, Inc.	4,213,560
Ground Transportation 1.1%
49,300	XPO, Inc.	5,303,694 *
Health Care Equipment & Supplies 3.6%
21,876	Align Technology, Inc.	3,475,222 *
25,816	IDEXX Laboratories, Inc.	10,841,429 *
22,351	Inspire Medical Systems, Inc.	3,560,067 *
		17,876,718
Health Care Providers & Services 6.8%
81,968	Cencora, Inc.	22,794,481
4,449	Chemed Corp.	2,737,558
43,646	Encompass Health Corp.	4,420,467
22,639	Quest Diagnostics, Inc.	3,830,519
		33,783,025
Health Care Technology 1.0%
131,882	Waystar Holding Corp.	4,927,112 *
Hotels, Restaurants & Leisure 6.7%
46,200	Churchill Downs, Inc.	5,131,434
15,000	DoorDash, Inc. Class A	2,741,550 *
189,900	DraftKings, Inc. Class A	6,306,579 *
29,300	Royal Caribbean Cruises Ltd.	6,019,392
29,500	Texas Roadhouse, Inc.	4,915,585
13,500	Wingstop, Inc.	3,045,330
33,400	Yum! Brands, Inc.	5,255,824
		33,415,694
Household Products 1.2%
54,700	Church & Dwight Co., Inc.	6,021,923
Insurance 5.6%
19,958	Allstate Corp.	4,132,703
34,420	Arthur J Gallagher & Co.	11,883,161
50,677	Brown & Brown, Inc.	6,304,219
73,175	Ryan Specialty Holdings, Inc.	5,405,437
		27,725,520
Interactive Media & Services 0.9%
42,295	Reddit, Inc. Class A	4,436,746 *
See Notes to Schedule of Investments

Schedule of Investments Mid Cap Growth Portfolio^ (Unaudited)  (cont’d)
Number of Shares		Value
IT Services 2.5%
16,040	Gartner, Inc.	$6,732,630 *
32,209	GoDaddy, Inc. Class A	5,802,129 *
12,534,759
Life Sciences Tools & Services 1.8%
112,701	Stevanato Group SpA	2,301,355 (a)
9,755	Waters Corp.	3,595,400 *
13,106	West Pharmaceutical Services, Inc.	2,934,171
8,830,926
Machinery 0.7%
42,300	Ingersoll Rand, Inc.	3,385,269
Media 1.7%
152,382	Trade Desk, Inc. Class A	8,338,343 *
Oil, Gas & Consumable Fuels 3.4%
24,900	Cheniere Energy, Inc.	5,761,860
55,000	Targa Resources Corp.	11,025,850
16,787,710
Professional Services 1.5%
25,400	Verisk Analytics, Inc.	7,559,548
Semiconductors & Semiconductor Equipment 1.4%
12,353	Monolithic Power Systems, Inc.	7,164,493
Software 16.2%
34,959	AppLovin Corp. Class A	9,263,086 *
10,974	CyberArk Software Ltd.	3,709,212 *
107,419	Datadog, Inc. Class A	10,657,039 *
48,543	Descartes Systems Group, Inc.	4,894,591 *
5,659	Fair Isaac Corp.	10,436,101 *
26,149	Manhattan Associates, Inc.	4,524,823 *
12,764	MicroStrategy, Inc. Class A	3,679,478 *
52,586	Nutanix, Inc. Class A	3,671,029 *
269,514	Palantir Technologies, Inc. Class A	22,746,982 *
156,200	QXO, Inc.	2,114,948 (a)
8,493	Tyler Technologies, Inc.	4,937,745 *
80,635,034
Number of Shares		Value
Specialty Retail 3.0%
6,100	O'Reilly Automotive, Inc.	$8,738,738 *
49,100	Ross Stores, Inc.	6,274,489
		15,013,227
Technology Hardware, Storage & Peripherals 2.0%
40,448	NetApp, Inc.	3,552,952
140,824	Pure Storage, Inc. Class A	6,234,279 *
		9,787,231
Textiles, Apparel & Luxury Goods 1.3%
58,200	Deckers Outdoor Corp.	6,507,342 *
Trading Companies & Distributors 3.8%
28,000	AerCap Holdings NV	2,860,760
6,200	United Rentals, Inc.	3,885,540
12,100	W.W. Grainger, Inc.	11,952,743
		18,699,043
Total Common Stocks (Cost $446,667,492)		480,161,530

Short-Term Investments 3.8%
Investment Companies 3.8%
16,870,175	State Street Institutional U.S. Government Money Market Fund Premier Class, 4.29%(b)	16,870,175
1,818,488	State Street Navigator Securities Lending Government Money Market Portfolio, 4.35%(b)(c)	1,818,488
Total Short-Term Investments (Cost $18,688,663)		18,688,663
Total Investments 100.5% (Cost $465,356,155)		498,850,193
Liabilities Less Other Assets (0.5)%		(2,491,880)
Net Assets 100.0%		$496,358,313

*	Non-income producing security.
(a)
All or a portion of this security is on loan at March 31, 2025. Total value of all such securities at March 31,
2025 amounted to $4,290,071, collateralized by cash collateral of $1,818,488 and non-cash (U.S. Treasury
Securities) collateral of $2,558,664 for the Fund.

(b)	Represents 7-day effective yield as of March 31, 2025.
(c)	Represents investment of cash collateral received from securities lending.
See Notes to Schedule of Investments

Schedule of Investments Mid Cap Growth Portfolio^ (Unaudited)  (cont’d)
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of March 31, 2025:
Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks#	$480,161,530	$—	$—	$480,161,530
Short-Term Investments	—	18,688,663	—	18,688,663
Total Investments	$480,161,530	$18,688,663	$—	$498,850,193

#	The Schedule of Investments provides information on the industry or sector categorization.

^  A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Schedule of Investments

Schedule of Investments Mid Cap Intrinsic Value Portfolio^ (Unaudited)
March 31, 2025

Number of Shares		Value
Common Stocks 98.9%
Aerospace & Defense 2.6%
2,384	General Dynamics Corp.	$649,831
11,114	L3Harris Technologies, Inc.	2,326,271
		2,976,102
Air Freight & Logistics 2.7%
8,548	FedEx Corp.	2,083,831
26,900	GXO Logistics, Inc.	1,051,252 *
		3,135,083
Automobile Components 2.3%
44,440	Aptiv PLC	2,644,180 *
Banks 3.4%
130,032	Huntington Bancshares, Inc.	1,951,780
49,454	Truist Financial Corp.	2,035,032
		3,986,812
Building Products 2.6%
32,189	Fortune Brands Innovations, Inc.	1,959,666
57,568	Resideo Technologies, Inc.	1,018,954 *
		2,978,620
Chemicals 1.5%
10,155	Albemarle Corp.	731,363
16,507	Ashland, Inc.	978,700
		1,710,063
Commercial Services & Supplies 1.5%
91,977	OPENLANE, Inc.	1,773,317 *
Communications Equipment 2.9%
36,214	Ciena Corp.	2,188,412 *
2,596	Motorola Solutions, Inc.	1,136,555
		3,324,967
Construction & Engineering 1.8%
27,174	Arcosa, Inc.	2,095,659
Consumer Finance 0.8%
19,242	Bread Financial Holdings, Inc.	963,639
Consumer Staples Distribution & Retail 1.3%
20,671	Dollar Tree, Inc.	1,551,772 *
Containers & Packaging 1.9%
5,112	Avery Dennison Corp.	909,783
45,219	Sealed Air Corp.	1,306,829
		2,216,612
Electric Utilities 2.1%
60,487	FirstEnergy Corp.	2,444,885
Number of Shares		Value
Electronic Equipment, Instruments & Components 7.7%
8,120	CDW Corp.	$1,301,311
19,110	Coherent Corp.	1,241,003 *
32,958	IPG Photonics Corp.	2,080,968 *
13,663	Itron, Inc.	1,431,336 *
5,832	Teledyne Technologies, Inc.	2,902,645 *
		8,957,263
Energy Equipment & Services 2.4%
61,775	Baker Hughes Co.	2,715,011
Entertainment 1.6%
230,113	Lions Gate Entertainment Corp. Class B	1,822,495 *
Financial Services 1.4%
16,869	Global Payments, Inc.	1,651,812
Food Products 1.8%
97,769	Hain Celestial Group, Inc.	405,741 *
62,973	TreeHouse Foods, Inc.	1,705,939 *
		2,111,680
Health Care Equipment & Supplies 3.8%
40,609	Avanos Medical, Inc.	581,927 *
26,294	Haemonetics Corp.	1,670,983 *
18,577	Zimmer Biomet Holdings, Inc.	2,102,545
		4,355,455
Health Care Providers & Services 2.0%
3,385	McKesson Corp.	2,278,071
Hotels, Restaurants & Leisure 5.5%
140,649	International Game Technology PLC	2,286,953
54,108	MGM Resorts International	1,603,761 *
43,477	Travel & Leisure Co.	2,012,550
11,348	United Parks & Resorts, Inc.	515,880 *
		6,419,144
Independent Power and Renewable Electricity Producers 1.5%
14,795	Vistra Corp.	1,737,525
Industrial REITs 0.6%
18,180	STAG Industrial, Inc.	656,662
Insurance 3.8%
10,736	Allstate Corp.	2,223,103
16,743	Globe Life, Inc.	2,205,388
		4,428,491
IT Services 2.4%
29,766	Kyndryl Holdings, Inc.	934,652 *
11,604	Wix.com Ltd.	1,895,862 *
		2,830,514
See Notes to Schedule of Investments

Schedule of Investments Mid Cap Intrinsic Value Portfolio^ (Unaudited)  (cont’d)
Number of Shares		Value
Life Sciences Tools & Services 0.4%
3,133	Charles River Laboratories International, Inc.	$471,579 *
Machinery 2.1%
131,482	Gates Industrial Corp. PLC	2,420,584 *
Multi-Utilities 4.4%
90,283	CenterPoint Energy, Inc.	3,270,953
32,935	Dominion Energy, Inc.	1,846,666
		5,117,619
Oil, Gas & Consumable Fuels 7.1%
35,261	Devon Energy Corp.	1,318,761
20,211	EOG Resources, Inc.	2,591,859
9,294	Phillips 66	1,147,623
53,643	Williams Cos., Inc.	3,205,706
		8,263,949
Professional Services 5.7%
277,102	Alight, Inc. Class A	1,643,215
31,305	Concentrix Corp.	1,741,810
368,700	Conduent, Inc.	995,490 *
44,575	KBR, Inc.	2,220,281
		6,600,796
Retail REITs 2.2%
34,596	Regency Centers Corp.	2,551,801
Semiconductors & Semiconductor Equipment 3.9%
16,596	Enphase Energy, Inc.	1,029,782 *
28,907	Intel Corp.	656,478
6,069	NXP Semiconductors NV	1,153,474
26,267	Skyworks Solutions, Inc.	1,697,636
		4,537,370
Software 3.9%
21,199	Docusign, Inc.	1,725,599 *
Number of Shares		Value
Software – cont'd
98,195	UiPath, Inc. Class A	$1,011,409 *
23,337	Zoom Communications, Inc.	1,721,570 *
		4,458,578
Specialty Retail 1.1%
11,321	Best Buy Co., Inc.	833,339
26,341	ODP Corp.	377,466 *
		1,210,805
Technology Hardware, Storage & Peripherals 3.5%
125,186	Hewlett Packard Enterprise Co.	1,931,620
46,628	Pure Storage, Inc. Class A	2,064,222 *
		3,995,842
Textiles, Apparel & Luxury Goods 0.6%
118,297	Under Armour, Inc. Class C	703,867 *
Trading Companies & Distributors 2.1%
23,807	AerCap Holdings NV	2,432,361
Total Common Stocks (Cost $98,917,427)		114,530,985

Short-Term Investments 0.1%
Investment Companies 0.1%
124,291	State Street Institutional U.S. Government Money Market Fund Premier Class, 4.29%(a) (Cost $124,291)	124,291
Total Investments 99.0% (Cost $99,041,718)		114,655,276
Other Assets Less Liabilities 1.0%		1,202,230
Net Assets 100.0%		$115,857,506

*	Non-income producing security.
(a)	Represents 7-day effective yield as of March 31, 2025.
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of March 31, 2025:
Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks#	$114,530,985	$—	$—	$114,530,985
Short-Term Investments	—	124,291	—	124,291
Total Investments	$114,530,985	$124,291	$—	$114,655,276

#	The Schedule of Investments provides information on the industry or sector categorization.

^  A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Schedule of Investments

Schedule of Investments Short Duration Bond Portfolio^ (Unaudited)
March 31, 2025

Principal Amount		Value
Mortgage-Backed Securities 31.6%
Collateralized Mortgage Obligations 14.3%
$56,771	Angel Oak Mortgage Trust, Series 2019-6, Class A1, 2.62%, due 11/25/2059	$55,612 (a)(b)
184,418	BRAVO Residential Funding Trust, Series 2024-NQM6, Class A1, 5.41%, due 8/1/2064	184,118 (a)
Chase Home Lending Mortgage Trust
85,655	Series 2024-2, Class A6A, 6.00%, due 2/25/2055	85,874 (a)(b)
150,552	Series 2024-4, Class A6, 6.00%, due 3/25/2055	151,563 (a)(b)
180,111	Series 2024-10, Class A4A, 5.50%, due 10/25/2055	179,336 (a)(b)
191,324	Series 2024-11, Class A4, 6.00%, due 11/25/2055	192,356 (a)(b)
111,306	COLT Mortgage Loan Trust, Series 2024-2, Class A1, 6.13%, due 4/25/2069	112,033 (a)
Connecticut Avenue Securities Trust
340,000	Series 2021-R01, Class 1B1, (30 day USD SOFR Average + 3.10%), 7.44%, due 10/25/2041	345,630 (a)(c)
410,000	Series 2021-R03, Class 1M2, (30 day USD SOFR Average + 1.65%), 5.99%, due 12/25/2041	411,013 (a)(c)
360,000	Series 2022-R01, Class 1M2, (30 day USD SOFR Average + 1.90%), 6.24%, due 12/25/2041	363,092 (a)(c)
190,000	Series 2022-R04, Class 1M2, (30 day USD SOFR Average + 3.10%), 7.44%, due 3/25/2042	195,897 (a)(c)
395,000	Series 2022-R03, Class 1M2, (30 day USD SOFR Average + 3.50%), 7.84%, due 3/25/2042	409,492 (a)(c)
265,388	Series 2022-R08, Class 1M1, (30 day USD SOFR Average + 2.55%), 6.89%, due 7/25/2042	271,876 (a)(c)
43,000	Series 2022-R08, Class 1M2, (30 day USD SOFR Average + 3.60%), 7.94%, due 7/25/2042	44,817 (a)(c)
100,000	EFMT, Series 2024-INV2, Class M1, 5.73%, due 10/25/2069	97,852 (a)(b)
205,342	Ellington Financial Mortgage Trust, Series 2022-1, Class A1, 2.21%, due 1/25/2067	178,557 (a)(b)
Federal Home Loan Mortgage Corp. REMIC
523,270	Series 5475, Class FA, (30 day USD SOFR Average + 1.10%), 5.44%, due 11/25/2054	520,949 (c)
380,999	Series 5474, Class FB, (30 day USD SOFR Average + 1.15%), 5.49%, due 11/25/2054	379,784 (c)
Federal Home Loan Mortgage Corp. STACR REMIC Trust
205,530	Series 2021-DNA6, Class M2, (30 day USD SOFR Average + 1.50%), 5.84%, due 10/25/2041	205,594 (a)(c)
385,000	Series 2022-DNA2, Class M1B, (30 day USD SOFR Average + 2.40%), 6.74%, due 2/25/2042	391,625 (a)(c)
275,000	Series 2022-DNA2, Class M2, (30 day USD SOFR Average + 3.75%), 8.09%, due 2/25/2042	284,203 (a)(c)
320,000	Series 2022-HQA1, Class M2, (30 day USD SOFR Average + 5.25%), 9.59%, due 3/25/2042	339,401 (a)(c)
472,000	Series 2022-HQA3, Class M1B, (30 day USD SOFR Average + 3.55%), 7.89%, due 8/25/2042	492,564 (a)(c)
240,000	Series 2024-DNA2, Class M2, (30 day USD SOFR Average + 1.70%), 6.04%, due 5/25/2044	239,508 (a)(c)
Federal National Mortgage Association Connecticut Avenue Securities
170,212	Series 2021-R01, Class 1M2, (30 day USD SOFR Average + 1.55%), 5.89%, due 10/25/2041	170,372 (a)(c)
245,000	Series 2022-R07, Class 1M2, (30 day USD SOFR Average + 4.65%), 8.99%, due 6/25/2042	260,619 (a)(c)
214,000	Series 2022-R08, Class 1B1, (30 day USD SOFR Average + 5.60%), 9.94%, due 7/25/2042	232,118 (a)(c)
297,356	Series 2023-R01, Class 1M1, (30 day USD SOFR Average + 2.40%), 6.74%, due 12/25/2042	303,548 (a)(c)
127,000	Series 2023-R02, Class 1M2, (30 day USD SOFR Average + 3.35%), 7.69%, due 1/25/2043	133,116 (a)(c)
156,000	Series 2024-R04, Class 1M2, (30 day USD SOFR Average + 1.65%), 5.99%, due 5/25/2044	156,098 (a)(c)
83,000	Series 2025-R01, Class 1B1, (30 day USD SOFR Average + 1.70%), 6.04%, due 1/25/2045	81,962 (a)(c)
548,700	Federal National Mortgage Association REMIC, Series 2024-40, Class FA, (30 day USD SOFR Average + 1.15%), 5.49%, due 3/25/2054	548,447 (c)
GCAT Trust
122,782	Series 2019-NQM3, Class A1, 3.69%, due 11/25/2059	119,084 (a)(b)
388,460	Series 2021-NQM5, Class A1, 1.26%, due 7/25/2066	322,902 (a)(b)
JP Morgan Mortgage Trust
62,809	Series 2024-2, Class A6A, 6.00%, due 8/25/2054	62,832 (a)(b)
106,711	Series 2024-4, Class A6A, 6.00%, due 10/25/2054	106,859 (a)(b)
195,536	Series 2025-2, Class A4, 6.00%, due 7/25/2055	196,580 (a)(b)
95,376	Series 2024-NQM1, Class A1, 5.59%, due 2/25/2064	95,767 (a)
114,452	Series 2024-NQM1, Class A3, 5.95%, due 2/25/2064	114,806 (a)
194,000	LHOME Mortgage Trust, Series 2024-RTL4, Class A1, 5.92%, due 7/25/2039	194,826 (a)
90,829	Morgan Stanley Residential Mortgage Loan Trust, Series 2024-NQM3, Class A3, 5.40%, due 7/25/2069	90,054 (a)
See Notes to Schedule of Investments

Schedule of Investments Short Duration Bond Portfolio^ (Unaudited)  (cont’d)
Principal Amount		Value
Collateralized Mortgage Obligations – cont'd
$100,000	New Residential Mortgage Loan Trust, Series 2024-RTL2, Class A1, 5.44%, due 9/25/2039	$99,740 (a)
119,000	NRM FHT1 Excess Owner LLC, Series 2025-FHT1, Class A, 6.55%, due 3/25/2032	118,109 (a)
100,000	OBX Trust, Series 2024-NQM14, Class M1, 5.58%, due 9/25/2064	98,405 (a)(b)
Sequoia Mortgage Trust
49,652	Series 2024-2, Class A10, 6.00%, due 3/25/2054	49,685 (a)(b)
126,275	Series 2024-4, Class A10, 6.00%, due 5/25/2054	126,502 (a)(b)
377,585	SG Residential Mortgage Trust, Series 2021-2, Class A1, 1.74%, due 12/25/2061	319,172 (a)(b)
350,213	Towd Point Mortgage Trust, Series 2022-4, Class A1, 3.75%, due 9/25/2062	331,836 (a)
Verus Securitization Trust
364,981	Series 2021-3, Class A3, 1.44%, due 6/25/2066	314,722 (a)(b)
323,366	Series 2021-6, Class A3, 1.89%, due 10/25/2066	277,413 (a)(b)
92,047	Series 2024-7, Class A1, 5.10%, due 9/25/2069	91,479 (a)(b)
92,048	Series 2024-7, Class A3, 5.40%, due 9/25/2069	91,242 (a)
11,241,041
Commercial Mortgage-Backed 10.2%
125,000	1211 Avenue of the Americas Trust, Series 2015-1211, Class A1A2, 3.90%, due 8/10/2035	122,500 (a)
120,000	BAMLL Trust, Series 2024-BHP, Class B, (1 mo. USD Term SOFR + 2.90%), 7.22%, due 8/15/2039	120,972 (a)(c)
BBCMS Mortgage Trust
5,278,267	Series 2021-C11, Class XA, 1.36%, due 9/15/2054	311,313 (b)(d)
1,019,303	Series 2022-C17, Class XA, 1.15%, due 9/15/2055	70,960 (b)(d)
Benchmark Mortgage Trust
53,000	Series 2020-B17, Class C, 3.37%, due 3/15/2053	39,925 (b)
44,000	Series 2023-B40, Class C, 7.41%, due 12/15/2056	46,104 (b)
15,000	Series 2024-V5, Class C, 6.97%, due 1/10/2057	15,497 (b)
126,000	Series 2024-V8, Class B, 6.95%, due 7/15/2057	133,449 (b)
BLP Commercial Mortgage Trust
119,000	Series 2025-IND, Class A, (1 mo. USD Term SOFR + 1.20%), 5.52%, due 3/15/2042	118,107 (a)(c)
111,000	Series 2025-IND, Class D, (1 mo. USD Term SOFR + 2.25%), 6.57%, due 3/15/2042	110,167 (a)(c)
95,000	BMO Mortgage Trust, Series 2024-C8, Class C, 6.23%, due 3/15/2057	95,718 (b)
157,000	BPR Trust, Series 2022-OANA, Class D, (1 mo. USD Term SOFR + 3.70%), 8.01%, due 4/15/2037	156,804 (a)(c)
BX Commercial Mortgage Trust
100,000	Series 2021-VOLT, Class D, (1 mo. USD Term SOFR + 1.76%), 6.08%, due 9/15/2036	98,688 (a)(c)
100,000	Series 2021-VOLT, Class F, (1 mo. USD Term SOFR + 2.51%), 6.83%, due 9/15/2036	98,500 (a)(c)
130,162	Series 2024-MF, Class C, (1 mo. USD Term SOFR + 1.94%), 6.26%, due 2/15/2039	130,080 (a)(c)
127,976	Series 2024-XL5, Class D, (1 mo. USD Term SOFR + 2.69%), 7.01%, due 3/15/2041	127,336 (a)(c)
110,000	Series 2024-GPA2, Class C, (1 mo. USD Term SOFR + 2.19%), 6.51%, due 11/15/2041	110,069 (a)(c)
BX Trust
122,000	Series 2024-VLT4, Class E, (1 mo. USD Term SOFR + 2.89%), 7.21%, due 7/15/2029	120,169 (a)(c)
183,000	Series 2025-ROIC, Class D, (1 mo. USD Term SOFR + 1.99%), 6.31%, due 3/15/2030	181,859 (a)(c)
169,000	Series 2024-BIO, Class C, (1 mo. USD Term SOFR + 2.64%), 6.96%, due 2/15/2041	166,887 (a)(c)
90,000	Series 2019-OC11, Class D, 3.94%, due 12/9/2041	82,514 (a)(b)
CAMB Commercial Mortgage Trust
1,006,000	Series 2019-LIFE, Class D, (1 mo. USD Term SOFR + 2.05%), 6.37%, due 12/15/2037	1,004,114 (a)(c)
130,000	Series 2019-LIFE, Class F, (1 mo. USD Term SOFR + 2.85%), 7.17%, due 12/15/2037	129,756 (a)(c)
Citigroup Commercial Mortgage Trust
100,000	Series 2023-SMRT, Class C, 5.85%, due 10/12/2040	100,051 (a)(b)
9,358	Series 2016-P3, Class A2, 2.74%, due 4/15/2049	9,322
COMM Mortgage Trust
100,000	Series 2024-CBM, Class D, 7.93%, due 12/10/2041	102,019 (a)(b)
120,000	Series 2024-277P, Class B, 7.00%, due 8/10/2044	127,120 (a)(b)
See Notes to Schedule of Investments

Schedule of Investments Short Duration Bond Portfolio^ (Unaudited)  (cont’d)
Principal Amount		Value
Commercial Mortgage-Backed – cont'd
CONE Trust
$48,000	Series 2024-DFW1, Class A, (1 mo. USD Term SOFR + 1.64%), 5.96%, due 8/15/2041	$47,640 (a)(c)
51,000	Series 2024-DFW1, Class D, (1 mo. USD Term SOFR + 3.04%), 7.36%, due 8/15/2041	50,902 (a)(c)
12,327,703	CSAIL Commercial Mortgage Trust, Series 2016-C5, Class XA, 0.85%, due 11/15/2048	28,711 (b)(d)
300,000	Eleven Madison Trust Mortgage Trust, Series 2015-11MD, Class A, 3.55%, due 9/10/2035	296,013 (a)(b)
ELM Trust
100,000	Series 2024-ELM, Class D10, 6.18%, due 6/10/2039	100,956 (a)(b)
100,000	Series 2024-ELM, Class D15, 6.23%, due 6/10/2039	100,955 (a)(b)
100,000	Fashion Show Mall LLC, Series 2024-SHOW, Class B, 5.26%, due 10/10/2041	100,634 (a)(b)
Federal Home Loan Mortgage Corp. Multiclass Certificates
2,420,000	Series 2020-RR03, Class X1, 1.71%, due 7/27/2028	111,772 (d)
1,500,000	Series 2020-RR02, Class DX, 1.82%, due 9/27/2028	78,034 (b)(d)
1,535,000	Series 2020-RR02, Class CX, 1.27%, due 3/27/2029	63,736 (b)(d)
37,829	Federal Home Loan Mortgage Corp. Multifamily Structured Credit Risk, Series 2024-MN8, Class M1, (30 day USD SOFR Average + 2.85%), 7.19%, due 5/25/2044	38,237 (a)(c)
75,000	FIVE Mortgage Trust, Series 2023-V1, Class C, 6.30%, due 2/10/2056	75,763 (b)
100,000	Great Wolf Trust, Series 2024-WOLF, Class D, (1 mo. USD Term SOFR + 2.89%), 7.21%, due 3/15/2039	100,000 (a)(c)
GS Mortgage Securities Trust
8,494	Series 2010-C1, Class B, 5.15%, due 8/10/2043	8,479 (a)
6,946,250	Series 2013-GC13, Class XA, 0.00%, due 7/10/2046	69 (b)(d)
64,000	Series 2016-GS2, Class C, 4.70%, due 5/10/2049	61,175 (b)
8,695,502	Series 2015-GC30, Class XA, 0.60%, due 5/10/2050	87 (b)(d)
Hudson Yards Mortgage Trust
100,000	Series 2025-SPRL, Class D, 6.34%, due 1/13/2040	101,693 (a)(b)
100,000	Series 2025-SPRL, Class E, 6.68%, due 1/13/2040	100,868 (a)(b)
239,000	INTOWN Mortgage Trust, Series 2025-STAY, Class C, (1 mo. USD Term SOFR + 2.25%), 6.55%, due 3/15/2042	237,058 (a)(c)
122,000	IRV Trust, Series 2025-200P, Class C, 5.73%, due 3/14/2047	120,228 (a)(b)
135,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class D, 3.45%, due 1/5/2039	113,505 (a)(b)
100,000	Manhattan West Mortgage Trust, Series 2020-1MW, Class D, 2.34%, due 9/10/2039	91,463 (a)(b)
100,000	MED Commercial Mortgage Trust, Series 2024-MOB, Class C, (1 mo. USD Term SOFR + 2.29%), 6.61%, due 5/15/2041	97,624 (a)(c)
69,257	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C9, Class B, 3.71%, due 5/15/2046	65,981 (b)
Morgan Stanley Capital I Trust
57,000	Series 2021-230P, Class B, (1 mo. USD Term SOFR + 1.56%), 5.88%, due 12/15/2038	54,190 (a)(c)
70,000	Series 2018-H4, Class C, 5.04%, due 12/15/2051	63,398 (b)
29,000	MSWF Commercial Mortgage Trust, Series 2023-2, Class C, 7.02%, due 12/15/2056	31,268 (b)
100,000	NYC Commercial Mortgage Trust, Series 2025-3BP, Class D, (1 mo. USD Term SOFR + 2.44%), 6.76%, due 2/15/2042	99,270 (a)(c)
One Market Plaza Trust
73,045	Series 2017-1MKT, Class A, 3.61%, due 2/10/2032	68,508 (a)
100,000	Series 2017-1MKT, Class B, 3.85%, due 2/10/2032	90,783 (a)
150,000	ONE Mortgage Trust, Series 2021-PARK, Class A, (1 mo. USD Term SOFR + 0.81%), 5.13%, due 3/15/2036	147,865 (a)(c)
121,000	ONNI Commerical Mortgage Trust, Series 2024-APT, Class C, 6.00%, due 7/15/2039	123,499 (a)(b)
100,000	ORL Trust, Series 2024-GLKS, Class D, (1 mo. USD Term SOFR + 2.79%), 7.11%, due 12/15/2039	99,938 (a)(c)
141,000	PRM5 Trust, Series 2025-PRM5, Class D, 5.25%, due 3/10/2033	138,794 (a)(b)
142,000	RIDE, Series 2025-SHRE, Class C, 5.71%, due 2/14/2047	141,903 (a)(b)
188,000	ROCK Trust, Series 2024-CNTR, Class D, 7.11%, due 11/13/2041	194,667 (a)
See Notes to Schedule of Investments

Schedule of Investments Short Duration Bond Portfolio^ (Unaudited)  (cont’d)
Principal Amount		Value
Commercial Mortgage-Backed – cont'd
	SFO Commercial Mortgage Trust
$178,000	Series 2021-555, Class A, (1 mo. USD Term SOFR + 1.26%), 5.58%, due 5/15/2038	$175,330 (a)(c)
26,000	Series 2021-555, Class D, (1 mo. USD Term SOFR + 2.51%), 6.83%, due 5/15/2038	24,765 (a)(c)
100,000	SHER Trust, Series 2024-DAL, Class C, (1 mo. USD Term SOFR + 2.89%), 7.21%, due 4/15/2037	99,719 (a)(c)
100,000	TCO Commercial Mortgage Trust, Series 2024-DPM, Class C, (1 mo. USD Term SOFR + 1.99%), 6.31%, due 12/15/2039	99,632 (a)(c)
	Wells Fargo Commercial Mortgage Trust
118,000	Series 2024-1CHI, Class C, 5.81%, due 7/15/2035	118,193 (a)(b)
71,000	Series 2025-5C3, Class C, 6.23%, due 1/15/2058	71,438 (b)
		7,964,743
Federal Home Loan Mortgage Corp. 3.8%
	Pass-Through Certificates
27,148	3.50%, due 5/1/2026	26,912
231,485	4.50%, due 11/1/2039	228,921
1,591,058	5.50%, due 9/1/2052 - 4/1/2053	1,595,352
1,143,774	6.00%, due 10/1/2052 - 3/1/2053	1,163,467
		3,014,652
Federal National Mortgage Association 3.3%
	Pass-Through Certificates
445,514	4.50%, due 5/1/2041 - 5/1/2044	438,034
905,438	5.50%, due 11/1/2052 - 5/1/2053	906,355
1,193,905	6.00%, due 11/1/2052 - 10/1/2053	1,221,855
		2,566,244
Total Mortgage-Backed Securities (Cost $26,233,346)		24,786,680
Asset-Backed Securities 27.6%
Automobiles 4.0%
	Avis Budget Rental Car Funding AESOP LLC
96,000	Series 2020-2A, Class B, 2.96%, due 2/20/2027	94,438 (a)
115,000	Series 2022-5A, Class C, 6.24%, due 4/20/2027	115,366 (a)
158,000	Series 2021-2A, Class B, 1.90%, due 2/20/2028	149,909 (a)
125,000	Series 2024-1A, Class C, 6.48%, due 6/20/2030	127,142 (a)
260,088	BOF VII AL Funding Trust I, Series 2023-CAR3, Class A2, 6.29%, due 7/26/2032	264,450 (a)
195,000	Exeter Automobile Receivables Trust, Series 2025-1A, Class D, 5.49%, due 5/15/2031	196,468
218,000	Flagship Credit Auto Trust, Series 2024-1, Class A3, 5.48%, due 10/16/2028	220,418 (a)
	GLS Auto Select Receivables Trust
138,926	Series 2024-2A, Class A2, 5.58%, due 6/17/2030	140,578 (a)
30,000	Series 2024-4A, Class C, 4.75%, due 11/15/2030	29,751 (a)
30,000	Series 2025-1A, Class B, 5.04%, due 2/15/2031	30,202 (a)
36,000	Series 2025-1A, Class C, 5.26%, due 3/15/2031	36,306 (a)
79,000	Series 2024-4A, Class D, 5.28%, due 10/15/2031	77,992 (a)
173,537	Huntington Bank Auto Credit-Linked Notes, Series 2024-1, Class B1, 6.15%, due 5/20/2032	175,644 (a)
14,912	JPMorgan Chase Bank NA, Series 2021-3, Class B, 0.76%, due 2/26/2029	14,858 (a)
565,000	Prestige Auto Receivables Trust, Series 2021-1A, Class D, 2.08%, due 2/15/2028	549,985 (a)
	Santander Drive Auto Receivables Trust
45,000	Series 2024-1, Class C, 5.45%, due 3/15/2030	45,431
219,000	Series 2025-1, Class D, 5.43%, due 3/17/2031	221,648
197,000	Series 2025-2, Class C, 5.06%, due 5/15/2031	197,683
63,000	SFS Auto Receivables Securitization Trust, Series 2024-1A, Class C, 5.51%, due 1/20/2032	63,843 (a)
See Notes to Schedule of Investments

Schedule of Investments Short Duration Bond Portfolio^ (Unaudited)  (cont’d)
Principal Amount		Value
Asset-Backed Securities – cont'd
Automobiles – cont'd
$110,814	U.S. Bank NA, Series 2023-1, Class B, 6.79%, due 8/25/2032	$112,229 (a)
Westlake Automobile Receivables Trust
172,000	Series 2024-1A, Class A3, 5.44%, due 5/17/2027	172,560 (a)
108,000	Series 2025-1A, Class D, 5.54%, due 11/15/2030	109,259 (a)
3,146,160
Home Equity 0.8%
JP Morgan Mortgage Trust
110,401	Series 2023-HE2, Class A1, (30 day USD SOFR Average + 1.70%), 6.04%, due 3/20/2054	111,051 (a)(c)
75,000	Series 2023-HE3, Class M1, (30 day USD SOFR Average + 2.10%), 6.44%, due 5/25/2054	75,436 (a)(c)
95,241	Series 2024-HE1, Class A1, (30 day USD SOFR Average + 1.50%), 5.84%, due 8/25/2054	95,593 (a)(c)
42,000	Series 2024-HE1, Class M1, (30 day USD SOFR Average + 2.00%), 6.34%, due 8/25/2054	42,251 (a)(c)
Towd Point Mortgage Trust
171,626	Series 2024-CES1, Class A1A, 5.85%, due 1/25/2064	172,201 (a)
154,566	Series 2024-CES2, Class A1A, 6.13%, due 2/25/2064	155,477 (a)
652,009
Other 20.1%
133,141	Aqua Finance Trust, Series 2021-A, Class A, 1.54%, due 7/17/2046	121,610 (a)
112,853	Auxilior Term Funding LLC, Series 2023-1A, Class A2, 6.18%, due 12/15/2028	113,869 (a)
203,000	Barings Equipment Finance LLC, Series 2025-A, Class A3, 4.82%, due 8/13/2032	204,977 (a)
95,000	Blue Stream Issuer LLC, Series 2024-1A, Class A2, 5.41%, due 11/20/2054	95,881 (a)
176,619	Business Jet Securities LLC, Series 2024-1A, Class A, 6.20%, due 5/15/2039	179,890 (a)
248,363	Castlelake Aircraft Structured Trust, Series 2025-1A, Class A, 5.78%, due 2/15/2050	249,800 (a)
CCG Receivables Trust
110,000	Series 2024-1, Class C, 5.22%, due 3/15/2032	110,746 (a)
140,143	Series 2023-2, Class A2, 6.28%, due 4/14/2032	142,188 (a)
199,000	Series 2025-1, Class A2, 4.48%, due 10/14/2032	199,161 (a)
Cloud Capital Holdco LP
110,000	Series 2024-1A, Class A2, 5.78%, due 11/22/2049	110,981 (a)
71,000	Series 2024-2A, Class A2, 5.92%, due 11/22/2049	71,600 (a)
Compass Datacenters Issuer II LLC
145,000	Series 2024-1A, Class A1, 5.25%, due 2/25/2049	145,623 (a)
100,000	Series 2024-1A, Class B, 7.00%, due 2/25/2049	101,784 (a)
105,455	Crockett Partners Equipment Co. IIA LLC, Series 2024-1C, Class A, 6.05%, due 1/20/2031	106,874 (a)
121,000	CyrusOne Data Centers Issuer I LLC, Series 2023-2A, Class A2, 5.56%, due 11/20/2048	121,284 (a)
Dell Equipment Finance Trust
100,000	Series 2023-3, Class A3, 5.93%, due 4/23/2029	100,984 (a)
165,000	Series 2024-1, Class C, 5.73%, due 3/22/2030	166,954 (a)
118,860	Elara HGV Timeshare Issuer LLC, Series 2023-A, Class A, 6.16%, due 2/25/2038	122,452 (a)
565,000	Fort Washington CLO Ltd., Series 2021-2A, Class A, (3 mo. USD Term SOFR + 1.48%), 5.77%, due 10/20/2034	565,055 (a)(c)
Foundation Finance Trust
100,000	Series 2024-2A, Class B, 4.93%, due 3/15/2050	99,313 (a)
100,000	Series 2025-1A, Class A, 4.95%, due 4/15/2050	100,273 (a)
Frontier Issuer LLC
221,000	Series 2023-1, Class A2, 6.60%, due 8/20/2053	225,072 (a)
64,000	Series 2024-1, Class B, 7.02%, due 6/20/2054	66,376 (a)
Gracie Point International Funding LLC
100,000	Series 2024-1A, Class A, (90 day USD SOFR Average + 1.70%), 6.12%, due 3/1/2028	100,176 (a)(c)
See Notes to Schedule of Investments

Schedule of Investments Short Duration Bond Portfolio^ (Unaudited)  (cont’d)
Principal Amount		Value
Asset-Backed Securities – cont'd
Other – cont'd
$100,000	Series 2024-1A, Class B, (90 day USD SOFR Average + 2.10%), 6.52%, due 3/1/2028	$100,220 (a)(c)
144,000	GreatAmerica Leasing Receivables Funding LLC, Series 2025-1, Class A3, 4.49%, due 4/16/2029	144,053 (a)
100,000	GreenSky Home Improvement Issuer Trust, Series 2025-1A, Class B, 5.39%, due 3/25/2060	100,211 (a)
175,195	GreenSky Home Improvement Trust, Series 2024-1, Class A4, 5.67%, due 6/25/2059	177,389 (a)
Hilton Grand Vacations Trust
43,232	Series 2022-2A, Class A, 4.30%, due 1/25/2037	42,942 (a)
43,232	Series 2022-2A, Class B, 4.74%, due 1/25/2037	42,981 (a)
88,072	Series 2024-2A, Class C, 5.99%, due 3/25/2038	89,386 (a)
73,190	Series 2024-1B, Class A, 5.75%, due 9/15/2039	74,769 (a)
53,063	Series 2024-1B, Class B, 5.99%, due 9/15/2039	53,992 (a)
30,496	Series 2024-1B, Class C, 6.62%, due 9/15/2039	31,065 (a)
161,490	Series 2024-3A, Class A, 4.98%, due 8/27/2040	162,656 (a)
100,000	Island Finance Trust, Series 2025-1A, Class A, 6.54%, due 3/19/2035	101,962 (a)
Kubota Credit Owner Trust
196,000	Series 2024-1A, Class A3, 5.19%, due 7/17/2028	198,247 (a)
204,000	Series 2025-1A, Class A3, 4.67%, due 6/15/2029	205,483 (a)
156,563	MetroNet Infrastructure Issuer LLC, Series 2022-1A, Class A2, 6.35%, due 10/20/2052	159,686 (a)
500,000	Milos CLO Ltd., Series 2017-1A, Class DR, (3 mo. USD Term SOFR + 3.01%), 7.30%, due 10/20/2030	499,868 (a)(c)
MVW LLC
174,303	Series 2021-2A, Class A, 1.43%, due 5/20/2039	164,853 (a)
120,813	Series 2021-2A, Class B, 1.83%, due 5/20/2039	114,521 (a)
35,363	Series 2021-1WA, Class B, 1.44%, due 1/22/2041	33,314 (a)
89,448	Series 2024-2A, Class B, 4.58%, due 3/20/2042	87,827 (a)
89,448	Series 2024-2A, Class C, 4.92%, due 3/20/2042	88,281 (a)
110,247	Series 2024-1A, Class B, 5.51%, due 2/20/2043	111,287 (a)
109,757	NRM FNT1 Excess LLC, Series 2024-FNT1, Class A, 7.40%, due 11/25/2031	111,069 (a)
1,100,000	OCP CLO Ltd., Series 2021-21A, Class D1R, (3 mo. USD Term SOFR + 2.65%), 6.98%, due 1/20/2038	1,072,500 (a)(c)
159,462	OWN Equipment Fund I LLC, Series 2024-2M, Class A, 5.70%, due 12/20/2032	160,640 (a)
412,000	PFS Financing Corp., Series 2024-D, Class A, 5.34%, due 4/15/2029	419,300 (a)
1,000,000	Regatta XXVIII Funding Ltd., Series 2024-2A, Class A1, (3 mo. USD Term SOFR + 1.55%), 5.85%, due 4/25/2037	1,002,000 (a)(c)
1,900,000	RR 29 Ltd., Series 2024-29RA, Class A1R, (3 mo. USD Term SOFR + 1.39%), 5.69%, due 7/15/2039	1,902,739 (a)(c)
Sierra Timeshare Receivables Funding LLC
37,053	Series 2020-2A, Class C, 3.51%, due 7/20/2037	36,877 (a)
51,500	Series 2023-2A, Class C, 7.30%, due 4/20/2040	53,172 (a)
75,716	Series 2023-3A, Class B, 6.44%, due 9/20/2040	77,794 (a)
69,779	Series 2024-2A, Class C, 5.83%, due 6/20/2041	70,451 (a)
147,808	Series 2024-3A, Class C, 5.32%, due 8/20/2041	148,118 (a)
177,000	Series 2025-1A, Class A, 4.81%, due 1/21/2042	177,213 (a)
114,007	Series 2024-1A, Class C, 5.94%, due 1/20/2043	115,583 (a)
155,000	Sotheby's Artfi Master Trust, Series 2024-1A, Class A1, 6.43%, due 12/22/2031	156,960 (a)
263,000	Stack Infrastructure Issuer LLC, Series 2023-3A, Class A2, 5.90%, due 10/25/2048	266,249 (a)
131,670	Subway Funding LLC, Series 2024-1A, Class A2I, 6.03%, due 7/30/2054	132,616 (a)
Taco Bell Funding LLC
120,938	Series 2016-1A, Class A23, 4.97%, due 5/25/2046	120,778 (a)
104,145	Series 2021-1A, Class A2I, 1.95%, due 8/25/2051	98,616 (a)
151,000	Tesla Sustainable Energy Trust, Series 2024-1A, Class A2, 5.08%, due 6/21/2050	151,412 (a)
200,000	Trafigura Securitisation Finance PLC, Series 2024-1A, Class A2, 5.98%, due 11/15/2027	203,556 (a)
See Notes to Schedule of Investments

Schedule of Investments Short Duration Bond Portfolio^ (Unaudited)  (cont’d)
Principal Amount		Value
Asset-Backed Securities – cont'd
Other – cont'd
$1,300,000	Trestles CLO III Ltd., Series 2020-3A, Class D1R, (3 mo. USD Term SOFR + 3.15%), 7.44%, due 10/20/2037	$1,289,073 (a)(c)
1,100,000	Trestles CLO VI Ltd., Series 2023-6A, Class A1R, (3 mo. USD Term SOFR + 1.18%), 5.45%, due 4/25/2038	1,096,994 (a)(c)
128,000	Uniti Fiber ABS Issuer LLC, Series 2025-1A, Class A2, 5.88%, due 4/20/2055	130,849 (a)
229,024	Volofin Finance DAC, Series 2024-1A, Class A, 5.94%, due 6/15/2037	230,044 (a)
135,000	Ziply Fiber Issuer LLC, Series 2024-1A, Class B, 7.81%, due 4/20/2054	139,963 (a)
15,772,482
Real Estate Investment Trusts 0.3%
216,000	American Tower Trust 1, 5.49%, due 3/15/2053	219,438 (a)
Student Loan 1.0%
Bayview Opportunity Master Fund VII LLC
34,112	Series 2024-EDU1, Class C, (30 day USD SOFR Average + 1.80%), 6.14%, due 6/25/2047	33,953 (a)(c)
14,498	Series 2024-EDU1, Class D, (30 day USD SOFR Average + 2.75%), 7.09%, due 6/25/2047	14,798 (a)(c)
Navient Private Education Refi Loan Trust
343,389	Series 2021-EA, Class A, 0.97%, due 12/16/2069	304,503 (a)
263,115	Series 2021-FA, Class A, 1.11%, due 2/18/2070	231,199 (a)
173,253	Series 2024-A, Class A, 5.66%, due 10/15/2072	176,288 (a)
760,741
Telecommunications 1.4%
1,050,000	Crown Castle Towers LLC, 3.66%, due 5/15/2045	1,047,566 (a)
Total Asset-Backed Securities (Cost $21,553,730)		21,598,396

Corporate Bonds 37.2%
Advertising 0.1%
90,000	Clear Channel Outdoor Holdings, Inc., 5.13%, due 8/15/2027	86,983 (a)
Aerospace & Defense 2.3%
Boeing Co.
480,000	2.70%, due 2/1/2027	462,920
380,000	6.30%, due 5/1/2029	398,503
570,000	L3Harris Technologies, Inc., 5.40%, due 1/15/2027	578,169
400,000	RTX Corp., 4.13%, due 11/16/2028	394,359
1,833,951
Airlines 0.6%
160,000	American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, due 4/20/2029	156,557 (a)
140,000	Delta Air Lines, Inc., 7.00%, due 5/1/2025	140,188 (a)
133,750	Delta Air Lines, Inc./SkyMiles IP Ltd., 4.50%, due 10/20/2025	133,285 (a)
430,030
Auto Manufacturers 0.5%
Ford Motor Credit Co. LLC
20,000	6.95%, due 6/10/2026	20,310
190,000	7.35%, due 11/4/2027	196,876
65,000	6.80%, due 5/12/2028	66,758
See Notes to Schedule of Investments

Schedule of Investments Short Duration Bond Portfolio^ (Unaudited)  (cont’d)
Principal Amount		Value

Auto Manufacturers – cont'd
$160,000	2.90%, due 2/10/2029	$143,146
427,090
Banks 10.9%
585,000	Bank of America Corp., 3.38%, due 4/2/2026	584,971 (e)
Barclays PLC
465,000	5.67%, due 3/12/2028	473,196 (e)
400,000	4.84%, due 9/10/2028	400,354 (e)
Citigroup, Inc.
395,000	4.79%, due 3/4/2029	395,859 (e)
865,000	4.54%, due 9/19/2030	853,335 (e)
400,000	Fifth Third Bank NA, (Secured Overnight Financing Rate + 0.81%), 5.17%, due 1/28/2028	401,476 (c)
1,035,000	Goldman Sachs Group, Inc., 1.95%, due 10/21/2027	992,764 (e)
395,000	JPMorgan Chase & Co., 4.92%, due 1/24/2029	398,756 (e)
860,000	Lloyds Banking Group PLC, 5.09%, due 11/26/2028	868,527 (e)
240,000	M&T Bank Corp., 4.83%, due 1/16/2029	240,113 (e)
435,000	Manufacturers & Traders Trust Co., 4.70%, due 1/27/2028	435,641
Morgan Stanley
410,000	1.59%, due 5/4/2027	397,062 (e)
160,000	5.65%, due 4/13/2028	163,312 (e)
445,000	Morgan Stanley Bank NA, 5.02%, due 1/12/2029	450,342 (e)
350,000	Truist Financial Corp., 5.90%, due 10/28/2026	352,294 (e)
1,100,000	Wells Fargo & Co., 3.91%, due 4/25/2026	1,099,264 (e)
8,507,266
Building Materials 0.1%
40,000	Camelot Return Merger Sub, Inc., 8.75%, due 8/1/2028	32,950 (a)
85,000	Jeld-Wen, Inc., 4.88%, due 12/15/2027	79,444 (a)
112,394
Chemicals 0.8%
35,000	INEOS Finance PLC, 7.50%, due 4/15/2029	34,830 (a)
Olympus Water U.S. Holding Corp.
170,000	7.13%, due 10/1/2027	169,933 (a)
115,000	9.75%, due 11/15/2028	119,394 (a)
190,000	SCIL IV LLC/SCIL USA Holdings LLC, 5.38%, due 11/1/2026	186,885 (a)
80,000	WR Grace Holdings LLC, 4.88%, due 6/15/2027	77,265 (a)
588,307
Commercial Services 0.2%
85,000	Champions Financing, Inc., 8.75%, due 2/15/2029	76,076 (a)
105,000	Veritiv Operating Co., 10.50%, due 11/30/2030	111,176 (a)
187,252
Computers 1.2%
130,000	ASGN, Inc., 4.63%, due 5/15/2028	124,058 (a)
410,000	Dell International LLC/EMC Corp., 4.75%, due 4/1/2028	411,874 (f)
415,000	Hewlett Packard Enterprise Co., 4.40%, due 9/25/2027	413,739
949,671
Distribution - Wholesale 0.3%
120,000	Dealer Tire LLC/DT Issuer LLC, 8.00%, due 2/1/2028	116,939 (a)
See Notes to Schedule of Investments

Schedule of Investments Short Duration Bond Portfolio^ (Unaudited)  (cont’d)
Principal Amount		Value

Distribution - Wholesale – cont'd
$140,000	Resideo Funding, Inc., 4.00%, due 9/1/2029	$127,104 (a)
244,043
Diversified Financial Services 1.5%
380,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.88%, due 4/1/2028	381,348
380,000	Capital One Financial Corp., 3.75%, due 3/9/2027	373,844
250,000	Global Aircraft Leasing Co. Ltd., 8.75%, due 9/1/2027	254,107 (a)
140,000	Provident Funding Associates LP/PFG Finance Corp., 9.75%, due 9/15/2029	143,281 (a)
1,152,580
Electric 3.1%
295,000	Alpha Generation LLC, 6.75%, due 10/15/2032	295,192 (a)
90,000	Calpine Corp., 4.50%, due 2/15/2028	87,250 (a)
465,000	Dominion Energy, Inc., 2.85%, due 8/15/2026	454,374
425,000	NextEra Energy Capital Holdings, Inc., (Secured Overnight Financing Rate Index + 0.80%), 5.16%, due 2/4/2028	426,931 (c)
80,000	NRG Energy, Inc., 10.25%, due 3/15/2028	88,081 (a)(e)(g)
202,000	NYSEG Storm Funding LLC, 4.71%, due 5/1/2029	202,592
Pacific Gas & Electric Co.
265,000	3.50%, due 6/15/2025	264,222
410,000	3.45%, due 7/1/2025	408,362
200,000	Vistra Corp., 7.00%, due 12/15/2026	202,520 (a)(e)(g)
2,429,524
Engineering & Construction 0.3%
240,000	Artera Services LLC, 8.50%, due 2/15/2031	223,950 (a)
Entertainment 0.5%
410,000	Warnermedia Holdings, Inc., 4.05%, due 3/15/2029	386,119
Food 0.7%
535,000	Mars, Inc., 4.60%, due 3/1/2028	537,152 (a)
Food Service 0.1%
115,000	TKC Holdings, Inc., 6.88%, due 5/15/2028	114,256 (a)
Healthcare - Products 0.2%
70,000	Bausch & Lomb Corp., 8.38%, due 10/1/2028	72,625 (a)
80,000	Medline Borrower LP, 5.25%, due 10/1/2029	76,766 (a)
149,391
Healthcare - Services 0.0%(h)
25,000	Acadia Healthcare Co., Inc., 5.00%, due 4/15/2029	23,626 (a)
Holding Companies - Diversified 0.1%
85,000	Benteler International AG, 10.50%, due 5/15/2028	89,244 (a)
Insurance 1.2%
220,000	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 6.75%, due 10/15/2027	219,124 (a)
675,000	Athene Global Funding, 4.95%, due 1/7/2027	677,496 (a)
80,000	HUB International Ltd., 5.63%, due 12/1/2029	77,381 (a)
974,001
Internet 0.5%
410,000	Uber Technologies, Inc., 4.50%, due 8/15/2029	402,761 (a)
See Notes to Schedule of Investments

Schedule of Investments Short Duration Bond Portfolio^ (Unaudited)  (cont’d)
Principal Amount		Value

Iron - Steel 0.3%
$200,000	Cleveland-Cliffs, Inc., 6.88%, due 11/1/2029	$195,712 (a)
Leisure Time 0.3%
130,000	Lindblad Expeditions Holdings, Inc., 9.00%, due 5/15/2028	132,474 (a)
80,000	Viking Cruises Ltd., 7.00%, due 2/15/2029	80,268 (a)
212,742
Machinery - Construction & Mining 0.2%
165,000	Manitowoc Co., Inc., 9.25%, due 10/1/2031	169,610 (a)
Media 0.6%
CCO Holdings LLC/CCO Holdings Capital Corp.
80,000	5.50%, due 5/1/2026	79,860 (a)
80,000	5.13%, due 5/1/2027	78,795 (a)
210,000	CSC Holdings LLC, 5.50%, due 4/15/2027	194,422 (a)
120,000	Sirius XM Radio LLC, 4.00%, due 7/15/2028	111,960 (a)
465,037
Mining 0.1%
80,000	Novelis, Inc., 6.88%, due 1/30/2030	81,132 (a)
Oil & Gas 1.2%
205,000	Comstock Resources, Inc., 6.75%, due 3/1/2029	199,213 (a)
600,000	Diamondback Energy, Inc., 5.20%, due 4/18/2027	607,350
120,000	Hilcorp Energy I LP/Hilcorp Finance Co., 6.25%, due 11/1/2028	119,887 (a)
926,450
Oil & Gas Services 0.1%
100,000	Aris Water Holdings LLC, 7.63%, due 4/1/2026	100,000 (a)
Packaging & Containers 0.4%
305,000	Mauser Packaging Solutions Holding Co., 7.88%, due 4/15/2027	298,900 (a)
Pharmaceuticals 1.0%
740,000	CVS Health Corp., 4.30%, due 3/25/2028	731,078
40,000	Grifols SA, 4.75%, due 10/15/2028	36,933 (a)
768,011
Pipelines 2.9%
174,000	Enbridge, Inc., 5.25%, due 4/5/2027	176,188
485,000	Energy Transfer LP, 6.05%, due 12/1/2026	495,567
150,000	Genesis Energy LP/Genesis Energy Finance Corp., 8.25%, due 1/15/2029	154,865
620,000	Kinder Morgan, Inc., 5.00%, due 2/1/2029	625,166
375,000	Plains All American Pipeline LP/PAA Finance Corp., 4.65%, due 10/15/2025	374,867
280,000	Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., 6.00%, due 3/1/2027	278,506 (a)
160,000	Venture Global LNG, Inc., 8.13%, due 6/1/2028	163,493 (a)
2,268,652
Real Estate 0.1%
60,000	Cushman & Wakefield U.S. Borrower LLC, 6.75%, due 5/15/2028	60,152 (a)
Real Estate Investment Trusts 1.2%
445,000	American Tower Corp., 1.45%, due 9/15/2026	425,526
190,000	Necessity Retail REIT, Inc./American Finance Operating Partner LP, 4.50%, due 9/30/2028	179,093 (a)
See Notes to Schedule of Investments

Schedule of Investments Short Duration Bond Portfolio^ (Unaudited)  (cont’d)
Principal Amount		Value

Real Estate Investment Trusts – cont'd
$115,000	Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 5.88%, due 10/1/2028	$112,228 (a)
134,000	Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC, 10.50%, due 2/15/2028	142,347 (a)
45,000	XHR LP, 6.63%, due 5/15/2030	44,178 (a)
		903,372
Semiconductors 1.9%
738,000	Broadcom, Inc., 5.05%, due 7/12/2027	747,302
365,000	Foundry JV Holdco LLC, 5.90%, due 1/25/2030	378,060 (a)
400,000	Intel Corp., 3.75%, due 8/5/2027	391,698
		1,517,060
Software 0.3%
170,000	AthenaHealth Group, Inc., 6.50%, due 2/15/2030	159,462 (a)
80,000	Cloud Software Group, Inc., 6.50%, due 3/31/2029	77,765 (a)
		237,227
Telecommunications 1.4%
220,000	Consolidated Communications, Inc., 5.00%, due 10/1/2028	206,229 (a)
	Level 3 Financing, Inc.
180,000	10.50%, due 4/15/2029	198,000 (a)
70,000	11.00%, due 11/15/2029	78,018 (a)
450,000	T-Mobile USA, Inc., 3.75%, due 4/15/2027	443,486
170,000	Zayo Group Holdings, Inc., 4.00%, due 3/1/2027	154,842 (a)
		1,080,575
Total Corporate Bonds (Cost $29,080,159)		29,134,223

Loan Assignments(c) 2.5%
Aerospace & Defense 0.2%
199,500	KKR Apple Bidco LLC, Term Loan, (1 mo. USD Term SOFR), due 9/23/2031	197,816 (i)(j)
Air Transport 0.1%
58,500	American Airlines, Inc., Term Loan, (1 mo. USD Term SOFR + 2.25%), 6.54%, due 4/20/2028	57,751
Building & Development 0.2%
199,500	Quikrete Holdings, Inc., Term Loan B1, (1 mo. USD Term SOFR), due 4/14/2031	197,090 (i)(j)
Diversified Insurance 0.2%
197,511	HUB International Ltd., Term Loan B, (3 mo. USD Term SOFR + 2.50%), 6.79%, due 6/20/2030	196,532
Independent Power & Renewable Electricity Producers 0.3%
200,000	Cogentrix Finance Holdco I LLC, Term Loan B, (1 mo. USD Term SOFR + 2.75%), 7.07%, due 2/26/2032	199,100
Insurance 0.2%
199,499	USI, Inc., Term Loan C, (3 mo. USD Term SOFR), due 9/29/2030	197,392 (i)(j)
Leisure Goods - Activities - Movies 0.4%
82,823	Carnival Corp., Term Loan, (1 mo. USD Term SOFR + 2.00%), 6.32%, due 8/8/2027	82,595
199,500	SRAM LLC, Term Loan B, (1 mo. USD Term SOFR + 2.25%), 6.57%, due 2/27/2032	197,505
		280,100
Life Sciences Tools & Services 0.3%
207,900	Star Parent, Inc., Term Loan B, (3 mo. USD Term SOFR + 4.00%), 8.30%, due 9/27/2030	198,328
See Notes to Schedule of Investments

Schedule of Investments Short Duration Bond Portfolio^ (Unaudited)  (cont’d)
Principal Amount		Value

Retailers (except food & drug) 0.6%
$200,000	ABG Intermediate Holdings 2 LLC, Term Loan, (1 mo. USD Term SOFR), due 2/13/2032	$197,584 (i)(j)
200,000	CNT Holdings I Corp., Term Loan, (3 mo. USD Term SOFR + 2.50%), 6.80%, due 11/8/2032	198,562
87,798	Petco Health & Wellness Co., Inc., Term Loan B, (3 mo. USD Term SOFR + 3.25%), 7.81%, due 3/3/2028	79,787
		475,933
Total Loan Assignments (Cost $2,021,279)		2,000,042
Number of Shares
Short-Term Investments 1.6%
Investment Companies 1.6%
1,215,557	State Street Institutional U.S. Government Money Market Fund Premier Class, 4.29%(k) (Cost $1,215,557)	1,215,557
Total Investments 100.5% (Cost $80,104,071)		78,734,898
Liabilities Less Other Assets (0.5)%		(384,322)(l)
Net Assets 100.0%		$78,350,576

(a)
Securities were purchased under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At March 31, 2025, these securities amounted to $46,789,468, which represents 59.7% of net assets of the Fund.

(b)
Variable or floating rate security where the stated interest rate is not based on a published reference rate and spread. Rather, the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of March 31,
2025.

(c)	Variable or floating rate security. The interest rate shown was the current rate as of March 31, 2025 and changes periodically.
(d)
Interest only security. These securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the "interest only"
holding.

(e)	Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of period end.
(f)	When-issued security. Total value of all such securities at March 31, 2025 amounted to $411,874, which represents 0.5% of net assets of the Fund.
(g)	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer. The date shown reflects the next call date.
(h)	Represents less than 0.05% of net assets of the Fund.
(i)	All or a portion of this security was purchased on a delayed delivery basis.
(j)	All or a portion of this security had not settled as of March 31, 2025 and thus may not have an interest rate in effect. Interest rates do not take effect until settlement.
(k)	Represents 7-day effective yield as of March 31, 2025.
(l)	Includes the impact of the Fund’s open positions in derivatives at March 31, 2025.
See Notes to Schedule of Investments

Schedule of Investments Short Duration Bond Portfolio^ (Unaudited)  (cont’d)

POSITIONS BY COUNTRY
Country	Investments at Value	Percentage of Net Assets
United States	$66,942,785	85.4%
Cayman Islands	7,682,336	9.8%
United Kingdom	1,742,077	2.2%
Ireland	814,948	1.0%
Canada	176,188	0.2%
Austria	89,244	0.1%
Spain	36,933	0.1%
Luxembourg	34,830	0.1%
Short-Term Investments and Other Liabilities—Net	831,235	1.1%
	$78,350,576	100.0%
See Notes to Schedule of Investments

Schedule of Investments Short Duration Bond Portfolio^ (Unaudited)  (cont’d)
Derivative Instruments
Futures contracts ("futures")
At March 31, 2025, open positions in futures for the Fund were as follows:

Long Futures:

Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
6/2025	196	U.S. Treasury Note, 2 Year	$40,605,688	$144,152
Total Long Positions			$40,605,688	$144,152

Short Futures:

Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
6/2025	6	U.S. Treasury Long Bond	$(703,688)	$3,927
6/2025	13	U.S. Treasury Note, 10 Year	(1,445,844)	(18,099)
6/2025	101	U.S. Treasury Note, 5 Year	(10,923,781)	(114,561)
6/2025	14	U.S. Treasury Note, Ultra 10 Year	(1,597,750)	(19,929)
6/2025	1	U.S. Treasury Ultra Bond	(122,250)	(908)
Total Short Positions			$(14,793,313)	$(149,570)
Total Futures				$(5,418)
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of March 31, 2025:
Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Mortgage-Backed Securities#	$—	$24,786,680	$—	$24,786,680
Asset-Backed Securities#	—	21,598,396	—	21,598,396
Corporate Bonds#	—	29,134,223	—	29,134,223
Loan Assignments#	—	2,000,042	—	2,000,042
Short-Term Investments	—	1,215,557	—	1,215,557
Total Investments	$—	$78,734,898	$—	$78,734,898

#	The Schedule of Investments provides information on the industry or sector categorization as well as a Positions by Country summary.
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s derivatives as of March 31, 2025:
Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures@
Assets	$148,079	$—	$—	$148,079
Liabilities	(153,497)	—	—	(153,497)
Total	$(5,418)	$—	$—	$(5,418)

@	Futures are reported at the cumulative unrealized appreciation/(depreciation) of the instrument.

^  A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Schedule of Investments

Schedule of Investments Sustainable Equity Portfolio^ (Unaudited)
March 31, 2025

Number of Shares		Value
Common Stocks 99.1%
Banks 4.3%
426,395	Bank of America Corp.	$17,793,463
70,302	JPMorgan Chase & Co.	17,245,081
		35,038,544
Broadline Retail 9.1%
388,618	Amazon.com, Inc.	73,938,461 *
Capital Markets 4.9%
242,161	Interactive Brokers Group, Inc. Class A	40,099,440
Communications Equipment 1.7%
178,524	Arista Networks, Inc.	13,832,040 *
Consumer Staples Distribution & Retail 1.5%
12,786	Costco Wholesale Corp.	12,092,743
Diversified Telecommunication Services 1.0%
20,841	Space Exploration Technologies Corp. Class A	3,855,585 *#(a)(b)
22,368	Space Exploration Technologies Corp. Class C	4,138,080 *#(a)(b)
		7,993,665
Financial Services 15.7%
15	Berkshire Hathaway, Inc. Class A	11,976,624 *
89,242	Berkshire Hathaway, Inc. Class B	47,528,504 *
126,609	Fiserv, Inc.	27,959,065 *
73,129	MasterCard, Inc. Class A	40,083,468
		127,547,661
Ground Transportation 1.1%
316,026	CSX Corp.	9,300,645
Health Care Equipment & Supplies 0.9%
30,755	Becton Dickinson & Co.	7,044,740
Health Care Providers & Services 7.5%
99,658	Cencora, Inc.	27,713,893
90,110	Cigna Group	29,646,190
7,672	UnitedHealth Group, Inc.	4,018,210
		61,378,293
Hotels, Restaurants & Leisure 2.7%
671,480	Compass Group PLC	22,210,056
Household Products 1.7%
148,826	Colgate-Palmolive Co.	13,944,996
Insurance 3.8%
107,719	Progressive Corp.	30,485,554
Interactive Media & Services 6.9%
361,687	Alphabet, Inc. Class A	55,931,278
Number of Shares		Value
IT Services 7.2%
185,341	GoDaddy, Inc. Class A	$33,387,328 *
790,698	Kyndryl Holdings, Inc.	24,827,917 *
		58,215,245
Life Sciences Tools & Services 0.7%
27,263	Danaher Corp.	5,588,915
Machinery 1.3%
102,360	Otis Worldwide Corp.	10,563,552
Materials 1.5%
35,786	Sherwin-Williams Co.	12,496,113
Oil, Gas & Consumable Fuels 1.5%
417,150	Coterra Energy, Inc.	12,055,635
Pharmaceuticals 1.4%
35,450	Roche Holding AG	11,667,573
Semiconductors & Semiconductor Equipment 4.7%
147,064	Applied Materials, Inc.	21,341,928
91,679	Texas Instruments, Inc.	16,474,716
		37,816,644
Software 9.5%
20,157	Intuit, Inc.	12,376,197
173,101	Microsoft Corp.	64,980,384
		77,356,581
Specialty Retail 1.8%
16,396	Home Depot, Inc.	6,008,970
72,139	TJX Cos., Inc.	8,786,530
		14,795,500
Technology Hardware, Storage & Peripherals 2.9%
106,870	Apple, Inc.	23,739,033
Trading Companies & Distributors 3.8%
22,341	United Rentals, Inc.	14,001,105
17,212	W.W. Grainger, Inc.	17,002,530
		31,003,635

Total Common Stocks (Cost $386,836,988)		806,136,542
Preferred Stocks 0.8%
Diversified Telecommunication Services 0.8%
3,428	Space Exploration Technologies Corp., Series E (Cost $2,776,680)	6,341,800 *#(a)(b)
See Notes to Schedule of Investments

Schedule of Investments Sustainable Equity Portfolio^ (Unaudited)  (cont’d)
Principal Amount		Value

Short-Term Investments 0.0%(c)
Certificates of Deposit 0.0%(c)
$100,000	Self Help Credit Union, 0.10%, due 4/29/2025	$100,000
100,000	Self Help Federal Credit Union, 0.10%, due 6/1/2025	100,000
Total Short-Term Investments (Cost $200,000)		200,000
Total Investments 99.9% (Cost $389,813,668)		812,678,342
Other Assets Less Liabilities 0.1%		1,123,358
Net Assets 100.0%		$813,801,700

*	Non-income producing security.
(a)	Value determined using significant unobservable inputs.
(b)
Security fair valued as of March 31, 2025 in accordance with procedures approved by the valuation designee. Total value of all such securities at March 31, 2025 amounted to $14,335,465, which represents
1.8% of net assets of the Fund.

(c)	Represents less than 0.05% of net assets of the Fund.
#  This security is subject to restrictions on resale. Total value of all such securities at March 31, 2025 amounted to $14,335,465, which represents 1.8% of net assets of the Fund. Acquisition dates shown with a range, if any, represent securities that were acquired over the period shown in the table.
Restricted Security	Acquisition Date(s)	Acquisition Cost	Value as of 3/31/2025	Fair Value Percentage of Net Assets as of 3/31/2025
Space Exploration Technologies Corp. (Series E Preferred Shares)	11/7/2023	$2,776,680	$6,341,800	0.8%
Space Exploration Technologies Corp. Class A	8/18/2023	1,688,121	3,855,585	0.5%
Space Exploration Technologies Corp. Class C	8/18/2023	1,811,808	4,138,080	0.5%
Total		$6,276,609	$14,335,465	1.8%
See Notes to Schedule of Investments

Schedule of Investments Sustainable Equity Portfolio^ (Unaudited)  (cont’d)
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of March 31, 2025:
Asset Valuation Inputs	Level 1	Level 2	Level 3(a)	Total
Investments:
Common Stocks
Diversified Telecommunication Services	$—	$—	$7,993,665	$7,993,665
Hotels, Restaurants & Leisure	—	22,210,056	—	22,210,056
Pharmaceuticals	—	11,667,573	—	11,667,573
Other Common Stocks#	764,265,248	—	—	764,265,248
Total Common Stocks	764,265,248	33,877,629	7,993,665	806,136,542
Preferred Stocks#	—	—	6,341,800	6,341,800
Short-Term Investments	—	200,000	—	200,000
Total Investments	$764,265,248	$34,077,629	$14,335,465	$812,678,342

#	The Schedule of Investments provides information on the industry or sector categorization.
(a)	The following is a reconciliation between the beginning and ending balances of investments in which significant unobservable inputs (Level 3) were used in determining value:

(000's omitted)	Beginning balance as of 1/1/2025	Accrued discounts/ (premiums)	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of 3/31/2025	Net change in unrealized appreciation/ (depreciation) from investments still held as of 3/31/2025
Investments in Securities:
Common Stocks(1)	$7,993	$—	$—	$—	$—	$—	$—	$—	$7,993	$—
Preferred Stocks(1)	6,342	—	—	—	—	—	—	—	6,342	—
Total	$14,335	$—	$—	$—	$—	$—	$—	$—	$14,335	$—

(1) Quantitative Information about Level 3 Fair Value Measurements:
Investment type	Fair value at 3/31/2025	Valuation approach	Significant unobservable input(s)	Input value/ range	Weighted average(a)	Impact to valuation from increase in input(b)
Common Stocks	$7,993,665	Market Approach	Transaction Price	$185.00	$185.00	Increase
Preferred Stocks	6,341,800	Market Approach	Transaction Price	$185.00	$185.00	Increase
(a) The weighted averages disclosed in the table above were weighted by relative fair value.
(b) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase or decrease in the corresponding input. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

^  A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Schedule of Investments

March 31, 2025
Notes to Schedule of Investments Advisers Management Trust (Unaudited)
In accordance with Accounting Standards Codification 820 "Fair Value Measurement" ("ASC 820"), all investments held by each of Neuberger Berman Advisers Management Trust: Mid Cap Growth Portfolio, Mid Cap Intrinsic Value Portfolio, Short Duration Bond Portfolio, and Sustainable Equity Portfolio (each individually a "Fund," and collectively, the "Funds") are carried at the value that Management believes a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Funds' investments, some of which are discussed below. At times, Management may need to apply significant judgment to value investments in accordance with ASC 820.
ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.
•
Level 1 – unadjusted quoted prices in active markets for identical investments
•
Level 2 – other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)
•
Level 3 – unobservable inputs (including a Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.
The value of the Funds’ investments in equity securities and preferred stocks, for which market quotations are readily available, is generally determined by Management by obtaining valuations from independent pricing services based on the latest sale price quoted on a principal exchange or market for that security (Level 1 inputs). Securities traded primarily on the NASDAQ Stock Market are normally valued at the NASDAQ Official Closing Price ("NOCP") provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern Time, unless that price is outside the range of the "inside" bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. If there is no sale of a security on a particular day, the independent pricing services may value the security based on market quotations.
The value of the Funds’ investments in debt securities is determined by Management primarily by obtaining valuations from independent pricing services based on bid quotations, or if quotations are not available, by methods that include various considerations based on security type (generally Level 2 inputs). In addition to the consideration of yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions, the following is a description of other Level 2 inputs and related valuation techniques used by independent pricing services to value certain types of debt securities held by the Funds:
Corporate Bonds. Inputs used to value corporate debt securities generally include relevant credit information, observed market movements, sector news, U.S. Treasury yield curve or relevant benchmark curve, and other market information, which may include benchmark yield curves, reported trades, broker-dealer quotes, issuer spreads, comparable securities, and reference data, such as market research publications, when available ("Other Market Information").
Collateralized Loan Obligations (CLOs). The value of collateralized loan obligations is primarily determined by cash flow data, relevant loan pricing data and market color, and research from market participants and trading desks (Level 2 or 3 inputs).
For information on the Funds' significant accounting policies, please refer to the Funds' most recent financial statements and other information.

Notes to Schedule of Investments Advisers Management Trust (Unaudited)  (cont’d)
Asset-Backed Securities and Mortgage-Backed Securities. Inputs used to value asset-backed securities and mortgage-backed securities generally include models that consider a number of factors, which may include the following: prepayment speeds, cash flows, spread adjustments and Other Market Information.
The value of loan assignments is determined by Management primarily by obtaining valuations from independent pricing services based on broker quotes (generally Level 2 or Level 3 inputs depending on the number of quotes available).
The value of futures contracts is determined by Management by obtaining valuations from independent pricing services at the settlement price at the market close (Level 1 inputs).
Management has developed a process to periodically review information provided by independent pricing services for all types of securities.
Certificates of deposit are valued at amortized cost (Level 2 inputs).
Investments in non-exchange traded investment companies are valued using the respective fund’s daily calculated net asset value per share (Level 2 inputs), when available.
If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount a Fund might reasonably expect to receive on a current sale in an orderly transaction, Management seeks to obtain quotations from brokers or dealers (generally considered Level 2 or Level 3 inputs depending on the number of quotes available). If such quotations are not available, the security is valued using methods Management has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security. Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Funds' Board of Trustees designated Management as the Funds' valuation designee. As the Funds' valuation designee, Management is responsible for determining fair value in good faith for all Fund investments. Inputs and assumptions considered in determining fair value of a security based on Level 2 or Level 3 inputs may include, but are not limited to, the type of security; the initial cost of the security; the existence of any contractual restrictions on the security's disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers or pricing services; information obtained from the issuer and analysts; an analysis of the company's or issuer's financial statements; an evaluation of the inputs that influence the issuer and the market(s) in which the security is purchased and sold.
The value of the Funds’ investments in foreign securities is generally determined using the same valuation methods and inputs as other Fund investments, as discussed above. Foreign security prices expressed in local currency values are normally translated from the local currency into U.S. dollars using the exchange rates as of 4:00 p.m., Eastern Time on days the New York Stock Exchange is open for business. Management has approved the use of ICE Data Services ("ICE") to assist in determining the fair value of foreign equity securities when changes in the value of a certain index suggest that the closing prices on the foreign exchanges may no longer represent the amount that a Fund could expect to receive for those securities or when foreign markets are closed and U.S. markets are open. In each of these events, ICE will provide adjusted prices for certain foreign equity securities using a statistical analysis of historical correlations of multiple factors (Level 2 inputs). In the absence of precise information about the market values of these foreign securities as of the time at which a Fund’s share price is calculated, Management has determined based on available data that prices adjusted or evaluated in this way are likely to be closer to the prices a Fund could realize on a current sale than the prices of those securities established at the close of the foreign markets in which the securities primarily trade.
Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or traded.
For information on the Funds' significant accounting policies, please refer to the Funds' most recent financial statements and other information.

Notes to Schedule of Investments Advisers Management Trust (Unaudited) (cont'd)
Legend

Other Abbreviations:
Management	= Neuberger Berman Investment Advisers LLC
Reference Rate Benchmarks:
SOFR	= Secured Overnight Financing Rate

Currency Abbreviations:
USD	= United States Dollar
For information on the Funds' significant accounting policies, please refer to the Funds' most recent financial statements and other information.